Note 4 - Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
8.
     Commitments and Contingencies

We are subject from time to time to various legal proceedings and claims that arise during the ordinary course of our business. We do not
believe that the outcome of those "routine" legal matters should have a material adverse effect on our consolidated financial position, operating results or cash flows; however, we can provide no
assurances that legal claims that
may
arise in the future will
not
have such a material impact on the Company.

4.
Commitments and Contingencies

Right-of-use Asset and Leasing Liabilities

Under the new lease accounting standard, we have determined that we have leases for right-of-use (ROU) assets. We have both finance right-of-use assets and operating right-of-use assets with a related lease liability. Our finance lease right-of-use assets consist of computer hardware and a copying machine. Our operating lease right-of-use assets include our rental agreements for our offices in Richardson and San Marcos, CA. Both types of lease liabilities are determined by the net present value of total payments and are amortized over the life of the lease. Both types of lease obligations are designed to terminate with the last scheduled payment. All of the finance lease right-of-use assets have a three
year life and are in various stages of completion. The Richardson operating lease liability has a life of four
years and
eleven
months as of
December 31, 2019.
The San Marcos operating lease liability has a life of
fifteen
months as of
December 31, 2019.
The adoption of the lease accounting standard resulted in the recognition of an operating ROU asset of
$1,580
thousand and a related lease liability of
$1,771
thousand.

Additional qualitative and quantitative disclosures regarding the Company's leasing arrangements are also required. The Company adopted ASC
842
prospectively and elected the package of transition practical expedients that does not
require reassessment of: (
1
) whether any existing or expired contracts are or contain leases, (
2
) lease classification and (
3
) initial direct costs. In addition, the Company has elected other available practical expedients to not
separate lease and non-lease components, which consist principally of common area maintenance charges, for all classes of underlying assets and to exclude leases with an initial term of
12
months or less.

As the implicit rate is
not
readily determinable for the Company's lease agreement, the Company uses an estimated incremental borrowing rate to determine the initial present value of lease payments. This discount rate for the lease approximates SVB's prime rate.

Supplemental cash flow information includes operating cash flows related to operating leases. For the years ended
December 31, 2019
and
2018,
the Company had approximately
$294,000
and
$264,000,
respectively, in operating cash flows related to operating leases.

Schedule of Items Appearing on the S
tatement of Operations:

	Year Ended
	December 30, 2019	December 31, 2018
Operating expense:
Amortization expense – Finance ROU	59	65
Lease expense – Operating ROU	433	316
Other expense:
Interest expense – Finance ROU	4	5

Future minimum lease obligations consisted of the following at
December 31, 2019 (
in thousands):

	Operating	Finance
Period ending December 31,	ROU Leases	ROU Leases	Total
2020	$362	$45	$407
2021	361	21	382
2022	369	—	369
2023	380	—	380
2024	352	—	352
	$1,824	$66	$1,890
Less Interest*	(225)	(2)
	$1,599	$64

*Interest is imputed for operating ROU leases and classified as lease expense and is included in operating expenses in the accompanying condensed consolidated statement of operations.

Legal Proceedings

We are subject to legal proceedings and claims that arise in the ordinary course of business. We do not
believe that the outcome of those matters will have a material adverse effect on our consolidated financial position, operating results or cash flows. However, there can be no
assurance such legal proceedings will
not
have a material impact.

We are
not
aware of any material claims outstanding or pending against Intrusion Inc. at
December
31,
2019.